Financial Risk Factors and Risk Management - Foreign Currency Exchange Rate Risk Sensitivity (Details) - Foreign currency - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Euro and all major currencies
FINANCIAL RISK FACTORS
Upward/downward shift	10.00%	10.00%	10.00%
Derivatives held within a designated cash flow hedge relationship
FINANCIAL RISK FACTORS
Upward/downward shift	10.00%	10.00%	10.00%
Effect of downward shift in exchange rates on other comprehensive income	€ 53	€ 62	€ 71
Effect of upward shift of exchange rate on other comprehensive income	€ (53)	€ (62)	€ (71)
Embedded derivatives
FINANCIAL RISK FACTORS
Upward/downward shift	10.00%	10.00%	10.00%
Effect of downward shift in exchange rates on other non-operating expense, net	€ 53	€ 11	€ 15
Effect of upward shift in exchange rates on other non-operating expense, net	€ (53)	€ (11)	€ (15)
FX option held in connection with the acquisition of Qualtrics
FINANCIAL RISK FACTORS
Downward shift, assets (in percent)	10.00%	10.00%	10.00%
Upward shift, assets (in percent)	10.00%	10.00%	10.00%
Effect of downward shift in exchange rates, assets, on other non-operating expense, net	€ 0	€ (29)	€ 0
Effect of upward shift in exchange rates, assets, on other non-operating expense, net	€ 0	€ 559	€ 0